Summary of Significant Accounting Policies - Digital Assets (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company LLC | stAVAX
Summary of Significant Accounting Policies
Impairment loss	$ 5,059,757	$ 13,600,000